Schedule of Investments (unaudited)	iShares® MSCI Europe Financials ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.7%
Erste Group Bank AG	231,936	$8,305,458

Belgium — 1.8%
Ageas SA/NV	108,582	4,170,942
Groupe Bruxelles Lambert NV	64,364	4,707,619
KBC Group NV	169,662	9,337,322
Sofina SA	10,390	1,973,832
		20,189,715
Denmark — 1.4%
Danske Bank A/S	465,266	10,914,544
Tryg A/S	235,495	4,598,642
		15,513,186
Finland — 1.1%
Sampo OYJ, Class A	310,349	12,205,656

France — 10.6%
Amundi SA(a)	41,767	2,181,880
AXA SA	1,240,108	36,744,927
BNP Paribas SA	709,104	40,776,321
Credit Agricole SA	819,902	9,900,228
Edenred	168,504	8,969,715
Eurazeo SE	29,222	1,647,439
Euronext NV(a)	57,858	4,034,934
Societe Generale SA	492,410	11,065,325
Wendel SE	17,895	1,340,469
Worldline SA/France(a)(b)	162,173	2,062,179
		118,723,417
Germany — 13.9%
Allianz SE, Registered	272,592	63,852,629
Commerzbank AG	717,754	7,741,375
Deutsche Bank AG, Registered	1,310,981	14,426,758
Deutsche Boerse AG	128,563	21,161,021
Hannover Rueck SE	40,664	8,979,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	92,314	37,046,343
Talanx AG(b)	43,140	2,718,650
		155,925,930
Ireland — 1.0%
AIB Group PLC	971,261	4,216,751
Bank of Ireland Group PLC	712,750	6,387,464
		10,604,215
Italy — 7.8%
Assicurazioni Generali SpA	685,694	13,620,381
FinecoBank Banca Fineco SpA	413,978	4,883,551
Intesa Sanpaolo SpA	10,495,467	27,348,993
Mediobanca Banca di Credito Finanziario SpA	372,305	4,447,348
Nexi SpA(a)(b)	399,728	2,322,743
Poste Italiane SpA(a)	352,304	3,487,893
UniCredit SpA	1,244,322	31,194,670
		87,305,579
Netherlands — 5.9%
ABN AMRO Bank NV, CVA(a)	272,385	3,668,645
Adyen NV(a)(b)	14,763	9,957,435
Aegon NV	1,142,371	5,555,655
ASR Nederland NV	107,946	4,028,379
EXOR NV, NVS	73,247	6,286,729
ING Groep NV	2,447,100	31,373,107
NN Group NV	169,174	5,425,814
		66,295,764

Security	Shares	Value

Norway — 1.2%
DNB Bank ASA	624,140	$11,260,639
Gjensidige Forsikring ASA	136,541	2,047,672
		13,308,311
Spain — 7.4%
Banco Bilbao Vizcaya Argentaria SA	4,027,884	31,688,288
Banco Santander SA	10,935,522	40,220,121
CaixaBank SA	2,793,785	11,358,244
		83,266,653
Sweden — 7.7%
EQT AB	240,018	4,385,082
Industrivarden AB, Class A	88,655	2,293,984
Industrivarden AB, Class C	104,643	2,698,670
Investor AB, Class B	1,169,518	21,468,956
L E Lundbergforetagen AB, Class B	51,768	2,114,203
Nordea Bank Abp	2,176,740	22,925,895
Skandinaviska Enskilda Banken AB, Class A	1,073,887	11,984,055
Svenska Handelsbanken AB, Class A	983,580	8,385,697
Swedbank AB, Class A	574,894	9,441,663
		85,698,205
Switzerland — 15.2%
Baloise Holding AG, Registered	30,907	4,437,808
Banque Cantonale Vaudoise, Registered	20,256	2,289,622
Helvetia Holding AG, Registered	25,136	3,379,128
Julius Baer Group Ltd.	139,112	8,244,012
Partners Group Holding AG	15,384	16,289,557
Swiss Life Holding AG, Registered	19,952	12,814,782
Swiss Re AG	203,944	22,283,490
UBS Group AG, Registered	2,222,391	52,218,251
Zurich Insurance Group AG	101,785	48,347,115
		170,303,765
United Kingdom — 23.5%
3i Group PLC	658,231	15,519,490
abrdn PLC	1,311,032	2,502,885
Admiral Group PLC	143,201	4,254,892
Aviva PLC	1,856,275	8,990,992
Barclays PLC	10,511,085	16,870,773
Hargreaves Lansdown PLC	241,729	2,081,878
HSBC Holdings PLC	13,356,827	96,441,843
Legal & General Group PLC	4,030,571	10,384,775
Lloyds Banking Group PLC	43,504,883	21,173,771
London Stock Exchange Group PLC	286,942	28,951,021
M&G PLC	1,512,908	3,653,420
NatWest Group PLC, NVS	3,934,926	8,561,675
Phoenix Group Holdings PLC	507,078	2,801,042
Prudential PLC	1,860,662	19,455,790
Schroders PLC	546,058	2,458,929
St. James’s Place PLC	370,004	2,884,470
Standard Chartered PLC	1,601,696	12,280,732
Wise PLC, Class A(b)	415,106	3,373,873
		262,642,251

Total Long-Term Investments — 99.2%
(Cost: $1,318,977,532)		1,110,288,105

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	500,000	$500,000

Total Short-Term Securities — 0.0%
(Cost: $500,000)		500,000

Total Investments — 99.2%
(Cost: $1,319,477,532)		1,110,788,105

Other Assets Less Liabilities — 0.8%		8,845,025

Net Assets — 100.0%		$1,119,633,130

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,289,592	$—	$(3,290,358	)(b)	$1,079	$(313)	$—	—	$6,733	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	570,000	—	(70,000	)(b)	—	—	500,000	500,000	4,207		—
					$1,079	$(313)	$500,000		$10,940		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	152	12/15/23	$6,563	$(239,414)
FTSE 100 Index	36	12/15/23	3,213	(75,431)
				$(314,845)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® MSCI Europe Financials ETF
October 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$1,110,288,105	$—	$1,110,288,105
Short-Term Securities
Money Market Funds	500,000	—	—	500,000
	$500,000	$1,110,288,105	$—	$1,110,788,105
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(314,845)	$—	$(314,845)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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